Note 6 - Convertible Debentures (Details Textual)			9 Months Ended		12 Months Ended
	Sep. 29, 2020 USD ($) $ / shares shares	Jun. 26, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Sep. 24, 2020 $ / shares shares
Proceeds from Convertible Debt			$ 0	$ 888,500	$ 888,500	$ 0
Number of Common Stock Securities Called by Each Unit (in shares) | shares	1
Amortization of Debt Discount (Premium)			$ 0	$ 124,185	$ 124,185	$ 0
Conversion from Convertible Debentures to Conversion Units [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares	$ 4.00
Debt Conversion, Original Debt, Amount	$ 1,200,000
Debt Conversion, Accrued Interest Amount	$ 14,667
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares	303,668
Conversion from Convertible Debentures to Conversion Units [Member] | Conversion Units Tranche One [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares	177,626
Number of Common Stock Securities Called by Each Unit (in shares) | shares	1
Conversion from Convertible Debentures to Conversion Units [Member] | Conversion Units Tranche Two [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares	126,042
June 2020 Warrants [Member]
Warrants and Rights Outstanding, Term (Year)		5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares		120,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 5.00	$ 10.00			$ 5.00
Warrants and Rights Outstanding		$ 457,833
Payments of Debt Issuance Costs		$ 161,500
Conversion Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares	1
Pre-Funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 0.01				$ 0.01		$ 0.01
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares	1						1
Pre-Funded Warrants [Member] | Conversion from Convertible Debentures to Conversion Units [Member] | Conversion Units Tranche Two [Member]
Number of Warrants Called by Each Unit (in shares) | shares	1
Unit Warrants [Member]
Warrants and Rights Outstanding, Term (Year)	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	2,560,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 5.00
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares	1
Convertible Debentures [Member]
Number of Institutional Investors		2
Proceeds from Convertible Debt, Gross		$ 1,050,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Debt Instrument, Face Amount		$ 1,200,000
Proceeds from Convertible Debt		$ 888,500
Debt Instrument, Term (Year)		12 months
Gross Proceeds from Issuance of Common Stock, Public Offering		$ 6,000,000
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares		$ 10.00
Percentage of Offering Price		80.00%
Debt Instrument, Convertible, Maximum Allowed Ownership of Common Stock Outstanding, Percentage		4.99%
Debt Instrument, Unamortized Discount, Total	$ 645,150	$ 769,334
Debt Conversion, Original Debt Discount		$ 150,000
Interest Expense, Debt, Total					$ 138,851
Amortization of Debt Discount (Premium)					$ 124,185